CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY
Purchase of treasury stock		715
Stock offering, net of expense		2,313,463
Proceeds from stock offering, expense (in dollars)		$ 1,352
Purchase of shares of ESOP pursuant to reorganization (in shares)		112,534
Allocation of stock awards ( in shares)	56,267
Stock Repurchased During Period, Shares	150,867
Cash dividends (in dollars per share)	$ 0.70